Cash And Bank Balances (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Summary of detailed information about cash and bank balances

	As of December 31,
	2019	2020
	HK$	HK$
Cash and cash equivalents:
- Cash on hand	31,031	31,031
- General bank accounts	766,399,440	453,935,733

Total cash and cash equivalents	766,430,471	453,966,764